Securities	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Securities
Securities

The amortized cost and fair value of securities are summarized in the following tables:

	December 31, 2012
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$33,994	$19	$(252)	$33,761
Residential mortgage-backed securities	55,614	1,596	—	57,210
Agency collateralized mortgage obligations	547,641	9,971	(745)	556,867
Municipal securities	26,890	381	—	27,271
Total	$664,139	$11,967	$(997)	$675,109
Held to Maturity:
U.S. Government agency securities	$178,926	$700	$(363)	$179,263
Residential mortgage-backed securities	23,827	1,889	—	25,716
Agency collateralized mortgage obligations	49,051	1,587	—	50,638
Corporate debt securities	15,000	13	—	15,013
Municipal securities	2,979	62	—	3,041
Total	$269,783	$4,251	$(363)	$273,671

	December 31, 2011
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$22,500	$58	$—	$22,558
Residential mortgage-backed securities	21,087	325	—	21,412
Agency collateralized mortgage obligations	519,167	9,171	(175)	528,163
Private-label collateralized mortgage obligations	24,974	—	(1,968)	23,006
Corporate debt securities	19,952	—	(1,632)	18,320
Total	$607,680	$9,554	$(3,775)	$613,459
Held to Maturity:
U.S. Government agency securities	$97,750	$88	$—	$97,838
Residential mortgage-backed securities	37,658	2,769	—	40,427
Agency collateralized mortgage obligations	45,122	840	(1)	45,961
Corporate debt securities	15,000	—	(484)	14,516
Municipal securities	1,105	10	—	1,115
Total	$196,635	$3,707	$(485)	$199,857

The amortized cost and fair value of debt securities by contractual maturity at December 31, 2012 are shown in the table that follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	Available for Sale		Held to Maturity
(in thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$—	$—	$10,000	$10,002
Due after one year through five years	—	—	5,000	5,011
Due after five years through ten years	19,367	19,510	60,000	60,001
Due after ten years	41,517	41,522	121,905	122,303
	60,884	61,032	196,905	197,317
Residential mortgage-backed securities	55,614	57,210	23,827	25,716
Agency collateralized mortgage obligations	547,641	556,867	49,051	50,638
Total	$664,139	$675,109	$269,783	$273,671

During 2012, the Company sold a total of 48 securities with a combined fair market value of $305.4 million. The Company realized net pretax gains of $1.1 million, with a related tax expense of $368,000. Of the total, 41 securities with a combined fair market value of $299.3 million had been classified as available for sale. Seven agency mortgage-backed securities (MBSs) with a fair market value of $6.1 million had been classified as held to maturity, however, in each case the current par value had paid down to less than 15% of its original par value so they could be sold without tainting the remaining held to maturity (HTM) portfolio. Securities sold from available for sale included eight private-label collateralized mortgage obligations (CMOs) with a combined fair market value of $20.1 million. The Company no longer owns any private-label CMOs. In addition to its sales, the Company had a total of 11 agency debentures and one corporate debenture called during 2012. The combined par value was $160.3 million and the Company realized no gain or loss on the calls.

During 2011, the Company sold a total of 13 securities with a combined fair market value of $126.2 million . All of the securities were U.S. agency CMOs. The Company realized net pretax gains of $350,000, with related tax expense of $119,000, on the combined sales. Of this total, 12 securities with a combined fair market value of $125.3 million had been classified as available for sale. One agency MBS with a fair market value of $852,000 had been classified as held to maturity, however, its current par value had paid down to less than 9% of its original par value, below the 15% threshold, so it could be sold without tainting the remaining HTM portfolio. Also during 2011, the Company had three agency debentures totaling $60.0 million called at par. The bonds had a combined market value of $60.0 million and no gain or loss was realized.

In 2010, the Company sold a total of 56 securities with a combined fair market value of $296.2 million and realized a net pretax gain of $2.8 million. Of this total, 53 securities with a combined fair market value of $292.9 million had been classified as available for sale. Two agency MBSs with a combined fair market value of $440,000 had been classified as held to maturity, however, their current par value had fallen to less than 15% of their original par value and could be sold without tainting the remaining HTM portfolio. One private-label CMO with a fair market value of $2.9 million had been classified as held to maturity. Previously, the Company had recognized an OTTI charge due to a projected credit loss of $3,000 and this deterioration in creditworthiness was the basis for selling the security without tainting the remaining HTM portfolio. Also during 2010, the Company had ten agency debentures and four municipal bonds called at par. The bonds had a combined market value of $106.6 million.

The Company does not maintain a trading portfolio and there were no transfers of securities between the AFS and HTM portfolios. The Company uses the specific identification method to record security sales.

At December 31, 2012 and 2011, securities with a carrying value of $713.6 million and $621.6 million, respectively, were pledged to secure public deposits and for other purposes as required or permitted by law.

The following table summarizes the Company's gains and losses on the sales or calls of debt securities and losses recognized for the OTTI of investments:

(in thousands)	Gross Realized Gains	Gross Realized (Losses)	OTTI Credit Losses	Net Gains (Losses)
Years Ended:
December 31, 2012	$2,889	$(1,838)	$(649)	$402
December 31, 2011	983	(633)	(324)	26
December 31, 2010	6,690	(3,889)	(962)	1,839

In determining fair market values for its portfolio holdings, the Company receives information from a third party provider which management evaluates and corroborates using amounts from one of its securities brokers. Under the current guidance, these values are considered Level 2 inputs, based upon mathematically derived matrix pricing and observed data from similar assets. They are not Level 1 direct quotes, nor do they reflect Level 3 inputs that would be derived from internal analysis or judgment. As the Company does not manage a trading portfolio and typically only sells from its AFS portfolio in order to manage interest rate risk or credit exposure, direct quotes, or street bids, are warranted on an as-needed basis only.

The following tables show the fair value and gross unrealized losses associated with the Company's investment portfolio, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2012
	Less than 12 months		12 months or more		Total
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
U.S. Government agency securities	$24,748	$(252)	$—	$—	$24,748	$(252)
Agency CMOs	53,274	(745)	—	—	53,274	(745)
Total	$78,022	$(997)	$—	$—	$78,022	$(997)
Held to Maturity:
U.S. Government agency securities	$57,572	$(363)	$—	$—	$57,572	$(363)
Total	$57,572	$(363)	$—	$—	$57,572	$(363)

	December 31, 2011
	Less than 12 months		12 months or more		Total
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Agency CMOs	$49,793	$(175)	$—	$—	$49,793	$(175)
Private-label CMOs	6,017	(268)	16,989	(1,700)	23,006	(1,968)
Corporate debt securities	18,320	(1,632)	—	—	18,320	(1,632)
Total	$74,130	$(2,075)	$16,989	$(1,700)	$91,119	$(3,775)
Held to Maturity:
Agency CMOs	$1,312	$(1)	$—	$—	$1,312	$(1)
Corporate debt securities	14,516	(484)	—	—	14,516	(484)
Total	$15,828	$(485)	$—	$—	$15,828	$(485)

The Company's investment securities portfolio consists primarily of U.S. Government agency securities, U.S. Government sponsored agency MBSs, agency CMOs, municipal bonds and corporate bonds of the financial sector. The Company considers securities of the U.S. Government sponsored agencies and the U.S. Government MBSs/CMOs to have little credit risk because their principal and interest payments are backed by an agency of the U.S. Government.

As of December 31, 2012, the Company owned 12 securities that were in an unrealized loss position. These included five agency debentures and seven agency CMOs. All are backed by a government sponsored entity (GSE) and any unrealized losses are assumed to be related to a combination of the general level of interest rates and accelerating prepayments. The full and timely payment of all principal and interest is expected.

As previously mentioned, the Company sold eight private-label CMOs from its AFS portfolio during 2012. Two of the securities had never incurred an OTTI loss due to credit and, as such, there was never a stated intent to hold the securities until fair market value recovered. They were sold at a combined $84,000 pretax loss in an effort to reduce the Company's credit exposure. Three private-label CMOs that were sold had previously incurred OTTI losses due to credit and the Company had a stated intent to hold until recovery of fair market value. The recovery did occur and they were sold, realizing a combined pretax gain of $28,000. The three remaining private-label CMOs had previously incurred OTTI losses due to credit and the Company had intended to hold the bonds until recovery of fair market value, however, all of their respective credit positions had deteriorated significantly. Two of the bonds began to incur actual losses and were downgraded to default status. Because of the deterioration in status, it was predetermined the Company could sell the positions without tainting its assertion to hold until recovery. The three bonds were sold at a combined pretax loss of $1.2 million. As mentioned above, the Company's investment portfolio no longer contains any private-label CMOs.

The tables below rolls forward the cumulative life to date credit losses which have been recognized in earnings for the private-label CMOs previously mentioned for the years ended December 31, 2012, 2011 and 2010, respectively:

	Private-label CMOs
(in thousands)	Available for Sale	Held to Maturity	Total
Cumulative OTTI credit losses at January 1, 2012	$2,949	$—	$2,949
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	649	—	649
Reduction due to credit impaired securities sold	(3,598)	—	(3,598)
Cumulative OTTI credit losses recognized for securities still held at December 31, 2012	$—	$—	$—

	Private-label CMOs
(in thousands)	Available for Sale	Held to Maturity	Total
Cumulative OTTI credit losses at January 1, 2011	$2,625	$—	$2,625
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	324	—	324
Cumulative OTTI credit losses recognized for securities still held at December 31, 2011	$2,949	$—	$2,949

	Private-label CMOs
(in thousands)	Available for Sale	Held to Maturity	Total
Cumulative OTTI credit losses at January 1, 2010	$2,338	$3	$2,341
Additions for which OTTI was not previously recognized	675	—	675
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	287	—	287
Reduction due to credit impaired security sold	(675)	(3)	(678)
Cumulative OTTI credit losses recognized for securities still held at December 31, 2010	$2,625	$—	$2,625